Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Federal:
Current			$ 0	$ 0
Deferred			0	0
Federal income tax expense (benefit)			0	0
State:
Current			9	9
Deferred			0	0
State income tax expense (benefit)			9	9
Income tax expense	$ 3	$ (5)	$ 9	$ 9